STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS’ EQUITY (DEFICIT)
The Company reports its noncontrolling interests in consolidated subsidiaries as a component of equity separate from the Company’s equity. The following table shows the changes in stockholders’ equity attributable to the Company and the noncontrolling interests of subsidiaries in which the Company has a majority, but not total, ownership interest:

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances as of January 1, 2017	$(1,091,486)	$144,174	$(947,312)
Net income	(644,348)	18,138	(626,210)
Dividends declared	(332,498)	—	(332,498)
Dividends and other payments to noncontrolling interests	—	(12,010)	(12,010)
Disposal of noncontrolling interests	—	(2,439)	(2,439)
Share-based compensation	8,659	931	9,590
Foreign currency translation adjustments	34,392	8,949	43,341
Unrealized holding loss on marketable securities	(414)	—	(414)
Other adjustments to comprehensive loss	6,720	—	6,720
Reclassifications	5,441	—	5,441
Other, net	(1,800)	(703)	(2,503)
Balances as of December 31, 2017	$(2,015,334)	$157,040	$(1,858,294)

Balance as of January 1, 2016	$(760,506)	$181,869	$(578,637)
Net income	135,070	22,807	157,877
Dividends declared	(540,034)	—	(540,034)
Dividends and other payments to noncontrolling interests	—	(16,917)	(16,917)
Disposal of noncontrolling interests	—	(36,846)	(36,846)
Share-based compensation	10,291	—	10,291
Foreign currency translation adjustments	31,395	(8,038)	23,357
Unrealized holding loss on marketable securities	(576)	—	(576)
Other adjustments to comprehensive loss	(11,814)	—	(11,814)
Reclassifications	46,730	—	46,730
Other, net	(2,042)	1,299	(743)
Balances as of December 31, 2016	$(1,091,486)	$144,174	$(947,312)

Share-Based Awards
Stock Options
The Company has granted options to purchase shares of its Class A common stock to certain employees and directors of the Company and its affiliates under its equity incentive plan at no less than the fair value of the underlying stock on the date of grant. These options are granted for a term not exceeding ten years and are forfeited, except in certain circumstances, in the event the employee or director terminates his or her employment or relationship with the Company or one of its affiliates. These options vest solely on continued service over a period of up to five years. The equity incentive plan contains anti-dilutive provisions that permit an adjustment for any change in capitalization.
The Company accounts for its share-based payments using the fair value recognition provisions of ASC 718-10. The fair value of the options is estimated using a Black-Scholes option-pricing model and amortized straight-line to expense over the vesting period. ASC 718-10 requires the cash flows from the tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options (excess tax benefits) to be classified as financing cash flows. The excess tax benefit that is required to be classified as a financing cash inflow after application of ASC 718-10 is not material.
The fair value of each option awarded is estimated on the date of grant using a Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company’s stock over the expected life of the options. The expected life of options granted represents the period of time that options granted are expected to be outstanding. The Company uses historical data to estimate option exercise and employee terminations within the valuation model. The Company includes estimated forfeitures in its compensation cost and updates the estimated forfeiture rate through the final vesting date of awards. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods equal to the expected life of the option. The following assumptions were used to calculate the fair value of the Company’s options on the date of grant:

	Years Ended December 31,
	2017	2016	2015
Expected volatility	42%	42% – 44%	37% – 56%
Expected life in years	6.3	6.3	6.3
Risk-free interest rate	2.12%	1.12% – 1.41%	1.70% – 2.07%
Dividend yield	—%	—%	—%

The following table presents a summary of the Company's stock options outstanding at and stock option activity during the year ended December 31, 2017:

(In thousands, except per share data)	Options	Price(3)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2017	5,033	$7.04	4.9 years	$2,539
Granted (1)	4	4.25
Exercised (2)	(71)	3.10
Forfeited	(96)	6.85
Expired	(760)	12.49
Outstanding, December 31, 2017	4,110	6.10	4.1 years	$2,378
Exercisable	3,392	6.01	3.4 years	$2,359
Expected to vest	718	6.52	7.5 years	$19

(1)	The weighted average grant date fair value of the Company’s options granted during the years ended December 31, 2017, 2016 and 2015 was $2.04, $2.82 and $4.25 per share, respectively.

(2)
Cash received from option exercises during the years ended December 31, 2017, 2016 and 2015 was $0.2 million, $0.6 million and $3.8 million, respectively.  The total intrinsic value of the options exercised during the years ended December 31, 2017, 2016 and 2015 was $0.2 million, $0.4 million and $2.8 million, respectively.

(3)	Reflects the weighted average exercise price per share.
A summary of the Company’s unvested options at and changes during the year ended December 31, 2017 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2017	1,164	$4.25
Granted	4	2.04
Vested (1)	(354)	4.37
Forfeited	(96)	4.15
Unvested, December 31, 2017	718	$4.19

(1)	The total fair value of the Company’s options vested during the years ended December 31, 2017, 2016 and 2015 was $1.6 million, $2.7 million and $4.2 million, respectively.
Restricted Stock Awards
The Company has also granted both restricted stock and restricted stock unit awards to its employees and affiliates under its equity incentive plan. The restricted stock awards represent shares of Class A common stock that contain a legend which restricts their transferability for a term of up to five years. The restricted stock units represent the right to receive shares upon vesting, which is generally over a period of up to five years. Both restricted stock awards and restricted stock units are forfeited, except in certain circumstances, in the event the employee terminates his or her employment or relationship with the Company prior to the lapse of the restriction.
The following table presents a summary of the Company's restricted stock and restricted stock units outstanding at and activity during the year ended December 31, 2017 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2017	2,743	$7.63
Granted	2,539	4.30
Vested (restriction lapsed)	(1,040)	7.16
Forfeited	(342)	7.39
Outstanding, December 31, 2017	3,900	5.61

Share-Based Compensation Cost
The share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the vesting period. Share-based compensation payments are recorded in corporate expenses and were $9.6 million, $10.3 million and $8.5 million, during the years ended December 31, 2017, 2016 and 2015, respectively.
The tax benefit related to the share-based compensation expense for the years ended December 31, 2017, 2016 and 2015 was $3.3 million, $3.9 million and $3.2 million, respectively.
As of December 31, 2017, there was $13.0 million of unrecognized compensation cost related to unvested share-based compensation arrangements that will vest based on service conditions.  This cost is expected to be recognized over a weighted average period of approximately three years.
Net Income (Loss) per Share
The following table presents the computation of earnings (loss) per share for the years ended December 31, 2017, 2016 and 2015:

(In thousands, except per share data)	Years Ended December 31,
	2017	2016	2015
NUMERATOR:
Net income (loss) attributable to the Company – common shares	$(644,348)	$135,070	$(83,344)

DENOMINATOR:
Weighted average common shares outstanding – basic	361,141	360,294	359,508
Stock options and restricted stock(1):	—	1,318
Weighted average common shares outstanding – diluted	361,141	361,612	359,508

Net income (loss) attributable to the Company per common share:
Basic	$(1.78)	$0.37	$(0.23)
Diluted	$(1.78)	$0.37	$(0.23)

(1)
8.0 million, 5.6 million and 8.1 million stock options and restricted shares were outstanding at December 31, 2017, 2016 and 2015, respectively, that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive.